Organization (Details Textual)											1 Months Ended			12 Months Ended
	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CNY (¥)	Dec. 12, 2013 USD ($)	Dec. 12, 2013 CNY (¥)	Oct. 09, 2011 USD ($)	Oct. 09, 2011 CNY (¥)	Sep. 01, 2010 USD ($) Agreement	Jun. 29, 2009 USD ($) $ / shares shares	Jul. 05, 2007 $ / shares shares	Aug. 16, 2006 $ / shares shares	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CNY (¥)	Aug. 31, 2008 Company	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares shares	Mar. 15, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Sep. 01, 2010 CNY (¥)	Apr. 30, 2010	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2008	Aug. 11, 2008 CNY (¥)	Jul. 17, 2008 USD ($)	Jul. 17, 2008 CNY (¥)	Jun. 30, 2008 USD ($)	Jun. 30, 2008 CNY (¥)
Organization (Textual)
Common stock, par value | $ / shares														$ 0.0001		$ 0.0001
Description of units issued during period								Each unit containing one ordinary share and one warrant.
Common stock, shares outstanding														83,158,778		83,158,778
Warrant outstanding								9,864,400
Units issued to underwriters								300,000
Description of business combination								As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common shares.
Voting equity interests acquired from as result of business combination								73.00%
Assets acquired by China Networks from Alyst | $								$ 1,566,492
Cash acquired by China Networks acquired from Alyst | $								$ 1,449,122
Voting rights description														Voting rights as stockholders of Hetong, until 2037.	Voting rights as stockholders of Hetong, until 2037.
Loan agreement description														The WFOE may terminate the Exclusive Services Agreement at any time upon 30 days' notice to Hetong.	The WFOE may terminate the Exclusive Services Agreement at any time upon 30 days' notice to Hetong.
Consideration paid under asset disposal agreement | $							$ 150,000,000												$ 19,900,000
Number of domestic advertising companies | Company													2
Number of agreements | Agreement							2
Final arbitral awards | ¥		¥ 90,000,000
Taiyuan JV [Member]
Organization (Textual)
Claim filed for contract termination	$ 6,929,900	45,000,000
YR TV Station [Member]
Organization (Textual)
Claim filed for contract termination					$ 8,571,000	¥ 54,000,000
Amended amount of claim filed for contract termination											$ 12,900,000	¥ 81,417,196
Yellow River JV [Member]
Organization (Textual)
Additional capital contribution | ¥																		¥ 45,000,000
Shanxi Tv [Member]
Organization (Textual)
Enforcing arbitral awards														$ 13,859,800	¥ 90,000,000
Arbitration claims			$ 14,867,000	¥ 90,000,000
CIETAC [Member]
Organization (Textual)
Attorney fee	123,200,000,000	0.8
Arbitration fee	17,700	¥ 115,084.30
ANT [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures																										50.00%				50.00%	50.00%
Percentage of contribution paid under supplemental agreement before April 30, 2010																							100.00%
ANT [Member] | Kunming JV [Member]
Organization (Textual)
Equity interest owned by ANT																										50.00%
Kunming TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement																								$ 12,400,000	¥ 85,000,000		¥ 150,000,000
Percentage of obligations contributed under joint ventures																								100.00%	100.00%					100.00%	100.00%
Hetong [Member]
Organization (Textual)
Ownership percentage held by trustee													100.00%
Kunming JV agreement [Member]
Organization (Textual)
Loan agreement description														$1.6 million was received subsequent to December 2011.	$1.6 million was received subsequent to December 2011.
Fair value of contributions under agreement																											¥ 150,000,000			$ 21,900,000	¥ 150,000,000
Consideration paid under asset disposal agreement							$ 22,600,000															¥ 150,000,000
Proceeds of the sale convertible debentures | $														$ 11,000,000
Kunming JV agreement [Member] | Kunming TV Station [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures																								100.00%	100.00%
Taiyuan JV agreement [Member] | YR TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement																														$ 6,600,000	¥ 45,000,000
Asset Transfer Agreements [Member]
Organization (Textual)
Fair value of contributions under agreement																				$ 9,700,000	¥ 65,000,000
Asset Transfer Agreements [Member] | Taiyuan JV [Member]
Organization (Textual)
Fair value of contributions under agreement																												$ 6,600,000	¥ 45,000,000
Asset repurchase under agreement	$ 6,929,900																¥ 45,000,000
Asset Transfer Agreements [Member] | YR TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																													¥ 45,000,000
Kunming Ad Cos [Member]
Organization (Textual)
Percentage of contribution paid under supplemental agreement before April 30, 2010													50.00%
Consideration paid under asset disposal agreement							$ 100,000															¥ 700,000
Kunming Ad Cos [Member] | Hetong [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong													50.00%
Taiyuan Ad Co [Member] | Hetong [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong													50.00%
Common Stock [Member]
Organization (Textual)
Common stock, par value | $ / shares								$ 0.0001
Common stock, shares outstanding								12,927,888
Alyst Acquisition Corp. [Member] | Private Placement [Member]
Organization (Textual)
Share issued during period										1,750,000
Common stock, par value | $ / shares										$ 0.0001
Alyst Acquisition Corp. [Member] | Private Placement [Member] | Warrant [Member]
Organization (Textual)
Warrant exercise price | $ / shares									$ 5.00
Warrants issued during period									1,820,000
Alyst Acquisition Corp. [Member] | IPO [Member]
Organization (Textual)
Units of stock issued during the period									8,044,400
Description of units issued during period									Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price | $ / shares									$ 5.00